Preferred and Common Stock (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended			3 Months Ended		4 Months Ended				6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended			10 Months Ended								12 Months Ended
	Jan. 06, 2016 USD ($) shares	Jan. 17, 2017 USD ($) shares	Mar. 11, 2016 shares	Mar. 02, 2015 shares	Feb. 13, 2013 USD ($) shares	Apr. 01, 2016 USD ($) shares	Mar. 30, 2011 shares	May 08, 2017 USD ($) shares	Apr. 30, 2015 shares	Apr. 24, 2015 USD ($) shares	Apr. 24, 2013 USD ($) shares	Jul. 01, 2016 USD ($) shares	Jul. 15, 2015 USD ($) shares	Jun. 30, 2015 $ / shares shares	Aug. 08, 2017 USD ($) shares	Aug. 13, 2015 shares	Aug. 31, 2012 USD ($) shares	Oct. 02, 2017 USD ($) shares	Oct. 03, 2016 USD ($) shares	Oct. 02, 2015 USD ($) shares	Oct. 24, 2016 shares	Oct. 27, 2015 $ / shares shares	Oct. 26, 2015 shares	Oct. 24, 2015 shares	Oct. 24, 2014 shares	Oct. 31, 2013 USD ($) $ / shares shares	Oct. 31, 2012 USD ($) shares	Oct. 29, 2010 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Sep. 17, 2010 shares
Preferred Stock
Preferred stock shares authorized																													10,000,000	10,000,000
Preferred stock - par value | $ / shares																													$ 0.0001	$ 0.0001
Share Based Compensation
Stock based compensation | $																													$ 57	$ 864	$ 2,362
Common Stock
Common stock shares authorized																													250,000,000	250,000,000
Common stock - par value | $ / shares																													$ 0.0001	$ 0.0001
Amount paid upon redemption | $																													$ 2,500	$ 4,000	5,500
Stock repurchase program, Authorized amount | $																														$ 50,000
Acquisition of treasury stock, cost | $																															$ 9,904
Common stock shares issued																													152,107,905	150,582,990
Common stock shares outstanding																													152,107,905	150,582,990
Common Stock
Shares redeemed																													250,000	400,000	150,000
Conversion of Stock, Shares issued			1,200,000											64,800								108,000									800,000
Share Based Compensation
Stock based compensation - restricted shares issued																													1,774,915
Common Stock
Acquisition of treasury stock, shares																															2,704,752
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted							7,676,000
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted			3,000
Preferred Stock
Preferred stock shares issued																																	3,000
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued																													1,000	1,000
Preferred stock shares outstanding																													1,000	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued							1,000
Preferred Stock
Conversion ratio							7,676
Series B Convertible Preferred Stock
Conversion of Stock, Shares converted														162								378
Preferred Stock
Preferred stock - par value | $ / shares														$ 10								$ 10
Conversion ratio														0.04								0.02857
Preferred stock shares issued																												540
Preferred stock shares outstanding																													0	0
Redeemable Convertible Preferred Stock
Preferred stock - dividend rate percentage																												2.00%
Percentage of outstanding preferred stock mandatorily converted														30.00%								70.00%
Series D Convertible Preferred Stock
Shares redeemed																															400
Conversion of Stock, Shares converted				200					200							200							200								800
Preferred Stock
Preferred stock shares outstanding																													0	0
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, Stock issued durind period, Shares					300						300						300										300
Convertible Preferred Stock, Stock issued durind period, Value | $					$ 3,000						$ 3,000						$ 3,000										$ 3,000
Fair value of preferred stock | $					$ 3,000						$ 3,000						$ 3,000										$ 3,000					$ 12,000
Amount paid upon redemption | $																															$ 4,000
Preferred stock - dividend rate percentage																													6.00%
Convertible preferred stock - terms of conversion																													The Series D Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock had the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock.
Puttable Common Stock
Shares redeemed	100,000	100,000				100,000		75,000		25,000		100,000	50,000		50,000			25,000	100,000	75,000									250,000	400,000
Conversion of Stock, Shares issued				200,000					200,000							200,000							200,000
Common Stock
Amount paid upon redemption | $	$ 1,000	$ 1,000				$ 1,000		$ 750		$ 250		$ 1,000	$ 500		$ 500			$ 250	$ 1,000	$ 750
Number of shares reclassified to puttable common stock																															800,000
Preferred Stock
Conversion of Stock, Shares converted																														3,000	540
Mandatory conversion at maturity (30 months after issuance) | Series D Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																													$ 10
Conversion prior maturity dates | Series D Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																													7
Restricted Stock
Share Based Compensation
Stock based compensation - restricted shares issued																										2,100,000
Stock options - exercise price | $ / shares																													$ 1.18
Vesting period																										3 years
Vesting percentage per year																										33.33%
Restricted stock grant date fair value | $ / shares																										$ 3.99
Restricted stock grant date fair value, total amount | $																										$ 8,379			$ 2,094
Vested during the period																					700,005			700,001	699,994
Restricted stock exercised																													0
Restricted stock forfeited																													0
Restricted stock expired																													0
Restricted Stock | Directors and/or officers
Share Based Compensation
Stock based compensation - restricted shares issued																													1,774,915
Stock options - exercise price | $ / shares																													$ 1.18
Vesting period																													4 years
Stock based compensation | $																													$ 57
Compensation cost relating to service conditions of non-vested restricted stock | $																													$ 2,038
Restricted stock weighted average period of recognition																													4 years
Restricted shares non-vested																													1,774,915
Employee Stock Option
Share Based Compensation
Stock based compensation - stock option issued																										1,500,000
Stock options - exercise price | $ / shares																										$ 3.91
Stock options - expiration term																										10 years
Stock options vested																					500,000			500,000	500,000
Option pricing model																										Adjusted Black-Scholes models
Stock options grant date fair value | $ / shares																										$ 0.79
Stock options fair value amount | $																										$ 1,188
Stock options - exercises in period																													0
Stock options forfeited																													0
Stock options expired																													0
Stock options weighted average period of recognition																													5 years 9 months 24 days
Restricted Stock and Employee Stock Option
Share Based Compensation
Stock based compensation | $																													$ 0	$ 864	$ 2,362